Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 07, 2017	Jun. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	DYNEGY INC.
Entity Central Index Key	0001379895
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,012,104,657
Entity Common Stock, Shares Outstanding		131,016,337
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY